Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 01, 2026	Dec. 26, 2024	Dec. 28, 2023	Dec. 29, 2022	Dec. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

2025 PAY VERSUS PERFORMANCE

In accordance with rules adopted by the SEC pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, the Company provides the following disclosure for its five most recent fiscal years. The Board and the Compensation and Leadership Committee did not consider the pay versus performance disclosure below in making their pay decisions for any of the years presented. See “Compensation Discussion and Analysis” for information about the decisions made by the Board and the Compensation and Leadership Committee with respect to NEO compensation for the years discussed.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (1,2)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return	Value of Initial Fixed $100 Investment Based on: Peer Group TSR (3)	Net Income (Loss) (in $ millions)	Company Selected Measure: Revenue (4)
2025	$2,652,898	$(3,502,544)	$1,767,056	$79,896	$11.1	$126.3	$(10.6)	$243.2
2024	$9,693,147	$11,157,560	$3,348,770	$2,840,412	$18.7	$102.6	$(22.4)	$240.8
2023	$4,594,126	$4,901,525	$1,969,312	$2,004,290	$12.0	$111.5	$705.2	$165.2
2022	$2,571,657	$706,164	$1,391,152	$1,370,708	$9.7	$98.7	$(28.8)	$249.2
2021	$2,666,046	$1,410,047	$874,604	$563,615	$81.7	$136.6	$(48.7)	$114.6

(1)
The below adjustments were made to the Summary Compensation Table amounts to determine compensation actually paid to the PEO and the Non-PEO NEOs.

	2025
Adjustments	PEO	Average non- PEO NEOs
Deduction for amounts reported under “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for applicable FY	$(1,000,005)	$(600,002)
Increased based on ASC 718 fair value of awards granted during the applicable FY that remain outstanding and unvested as of applicable FY end, determined as of applicable FY end	$520,056	$309,824
Increase/deduction for awards granted during the prior FY that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY end to vesting date	$—	$—
Increase/deduction for awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in ASC 718 fair value from prior FY end to applicable FY end	$(4,965,511)	$(1,228,334)
Increase/deduction for awards granted during the prior FY that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY end to vesting date	$(704,806)	$(168,648)
Deduction of ASC 718 fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end	$(5,176)	$—
Total Adjustments	$(6,155,442)	$(1,687,160)

(2) In 2025, the Non-PEO NEOs consisted of Mr. Ng, Ms. Sullivan and Ms. Woods. In 2024, the Non-PEO NEOs consisted of Scott Felenstein, the former President, Mr. Ng and Ms. Woods. In 2023 and 2022, the Non-PEO NEOs consisted of Messrs. Felenstein and Ng. In 2021, the Non-PEO NEOs consisted of Messrs. Felenstein and Ng, Clifford E. Marks, the former President and Sarah Hilty, the former EVP, General Counsel and Secretary.

(3) Peer Group TSR for each of fiscal years 2021, 2022, 2023, 2024 and 2025 was calculated using the fiscal 2025 general industry peer group identified in "Compensation, Discussion & Analysis".

(4) The Company Selected Measure is Total Consolidated Revenue, as defined in "Compensation, Discussion & Analysis". The Company determined Total Consolidated Revenue to be the most important financial performance measure used to link Company performance to PEO and Non-PEO NEO compensation, as required pursuant to Item 402(v) of Regulation S-K, for fiscal year 2025. This performance measure may not have been the most important financial performance measure for prior fiscal years, and we may determine a different financial performance measure to be the most important financial performance measure in future years. The Company has also identified the following four financial performance measures, that in the Company's assessment, represent the most important performance measures used to link compensation for our NEOs to Company performance in fiscal 2025, as defined above:

o
AOIBDA
o
Free Cash Flow
o
Unlevered Free Cash Flow per Share
o
Total Shareholder Value

The Compensation Actually Paid to the PEO and the Average Compensation Actually Paid to Non-PEO NEOs decreased substantially due to the decrease in the fair value of the market based PBRSUs and the decrease in the projected vesting percentage for the PBRSUs, as well as the decrease in the stock price during 2025.

The Compensation Actually Paid to the PEO increased 127.6% and the Average Compensation Actually Paid to Non-PEO NEOs increased 41.7%, respectively from 2023 to 2024. The increase in Compensation Actually Paid to the PEO is primarily driven by the increase in stock-based compensation following the grant of a management equity incentive plan at the beginning of 2024, as well as an increase in the stock price year over year, as reflected in the TSR increase of 55.8%, despite a Peer Group TSR decrease of 8.0%. Net Loss decreased year over year by 103.2% from 2023 to 2024, primarily due to one-time gains in 2023 related to the Chapter 11 Case recognized, while Revenue increase by 45.8%. The increase in Average Compensation Actually Paid to Non-PEO NEOs was also primarily driven by the increase in stock-based compensation following the grant of a management equity incentive plan at the beginning of 2024 as well as an increase in the stock price year over year. The increase in Average Compensation Actually Paid to Non-PEO NEOs is less than the increase in Average Compensation Actually Paid to the PEO due to forfeitures of 2024 stock awards upon the departure of one Non-PEO NEO during the year.

From 2022 to 2023, Compensation Actually Paid to the PEO increased 594.1% and the Average Compensation Actually Paid to Non-PEO NEOs increased 46.2%, respectively. The increase in Compensation Actually Paid to the PEO is primarily driven by the one-time payments related to a retention program implemented during the Chapter 11 Proceeding to retain key members of the Company’s executive management and an increase in the stock price year over year, as reflected in the NCM TSR increase of 23.7%, reinforced by a Peer Group TSR increase of 13.0%, and Net Income increased year over year by 2548.6% from 2022 to 2023, even though revenue decreased by 33.7%. The increase in Average Compensation Actually Paid to Non-PEO NEOs was primarily driven by the one-time payments related to a retention program implemented during the Chapter 11 Proceeding to retain key members of the Company’s executive management.

The Compensation Actually Paid to the PEO decreased 49.9% and the Average Compensation Actually Paid to Non-PEO NEOs increased 143.2%, respectively from 2021 to 2022. The decline in Compensation Actually Paid to the PEO is primarily driven by the significant decline in the stock price year over year, as reflected in the NCM TSR decrease of 88.1%, reinforced by a Peer Group TSR decrease of 27.8% for 2022. This decrease in Compensation Actually Paid is offset by the improvement within Net Loss year over year of 40.9% and Revenue increase of 117.5% and recognized the efforts of management to successfully weather the extended effects of the COVID-19 pandemic, in spite of the continued headwinds experienced in 2022 related in part to slower than anticipated return of theater attendance and a delay in major motion picture releases. The increase in Average Compensation Actually Paid to Non-PEO NEOs was primarily driven by a change the tenure served by each Non-PEO NEO in 2021, with Mr. Marks, Ms. Hilty and Mr. Ng only serving in their roles for a portion of the year, compared to 2022 when all Non-PEO NEOs served for the full year. Our compensation program is grounded in a pay-for-performance philosophy and designed with equity and cash incentive as a significant component of compensation. A key purpose of executive compensation is to attract, retain, motivate and reward talented executives. However, the severe and continuing effects of the COVID-19 pandemic have dramatically impacted the Company’s financial performance and the price of the Company’s common stock for reasons unrelated to the performance by our management and employees in managing the Company’s business and preserving stockholder value. The Company’s financial performance and the significant decline in its common stock price reflect, among other matters, the temporary closure of a significant portion of the theaters in the Company’s network in compliance with local, state and federal governmental restrictions during 2020 and 2021, and the resulting cessation of substantially all the Company’s revenue generating activities for significant periods of 2020 and 2021; significantly reduced attendance levels as theaters reopened from the beginning of the pandemic and through 2022; delays of major new film releases and releases directly to the home video and streaming channel through 2022; the resulting impact on the Company’s liquidity and founding member’s liquidity; and most recently, the result of the negotiations between the Company and Regal as part of the Cineworld Proceeding.

Our compensation program is grounded in a pay-for-performance philosophy and designed with equity and cash incentive as a significant component of compensation. A key purpose of executive compensation is to attract, retain, motivate and reward talented executives.

Company Selected Measure Name	Total Consolidated Revenue
Named Executive Officers, Footnote	In 2025, the Non-PEO NEOs consisted of Mr. Ng, Ms. Sullivan and Ms. Woods. In 2024, the Non-PEO NEOs consisted of Scott Felenstein, the former President, Mr. Ng and Ms. Woods. In 2023 and 2022, the Non-PEO NEOs consisted of Messrs. Felenstein and Ng. In 2021, the Non-PEO NEOs consisted of Messrs. Felenstein and Ng, Clifford E. Marks, the former President and Sarah Hilty, the former EVP, General Counsel and Secretary.
PEO Total Compensation Amount	$ 2,652,898	$ 9,693,147	$ 4,594,126	$ 2,571,657	$ 2,666,046
PEO Actually Paid Compensation Amount	$ (3,502,544)	11,157,560	4,901,525	706,164	1,410,047
Adjustment To PEO Compensation, Footnote
(1)
The below adjustments were made to the Summary Compensation Table amounts to determine compensation actually paid to the PEO and the Non-PEO NEOs.

	2025
Adjustments	PEO	Average non- PEO NEOs
Deduction for amounts reported under “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for applicable FY	$(1,000,005)	$(600,002)
Increased based on ASC 718 fair value of awards granted during the applicable FY that remain outstanding and unvested as of applicable FY end, determined as of applicable FY end	$520,056	$309,824
Increase/deduction for awards granted during the prior FY that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY end to vesting date	$—	$—
Increase/deduction for awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in ASC 718 fair value from prior FY end to applicable FY end	$(4,965,511)	$(1,228,334)
Increase/deduction for awards granted during the prior FY that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY end to vesting date	$(704,806)	$(168,648)
Deduction of ASC 718 fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end	$(5,176)	$—
Total Adjustments	$(6,155,442)	$(1,687,160)

Non-PEO NEO Average Total Compensation Amount	$ 1,767,056	3,348,770	1,969,312	1,391,152	874,604
Non-PEO NEO Average Compensation Actually Paid Amount	$ 79,896	2,840,412	2,004,290	1,370,708	563,615
Adjustment to Non-PEO NEO Compensation Footnote
(1)
The below adjustments were made to the Summary Compensation Table amounts to determine compensation actually paid to the PEO and the Non-PEO NEOs.

	2025
Adjustments	PEO	Average non- PEO NEOs
Deduction for amounts reported under “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for applicable FY	$(1,000,005)	$(600,002)
Increased based on ASC 718 fair value of awards granted during the applicable FY that remain outstanding and unvested as of applicable FY end, determined as of applicable FY end	$520,056	$309,824
Increase/deduction for awards granted during the prior FY that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY end to vesting date	$—	$—
Increase/deduction for awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in ASC 718 fair value from prior FY end to applicable FY end	$(4,965,511)	$(1,228,334)
Increase/deduction for awards granted during the prior FY that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY end to vesting date	$(704,806)	$(168,648)
Deduction of ASC 718 fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end	$(5,176)	$—
Total Adjustments	$(6,155,442)	$(1,687,160)

Compensation Actually Paid vs. Total Shareholder Return

The Compensation Actually Paid to the PEO and the Average Compensation Actually Paid to Non-PEO NEOs decreased substantially due to the decrease in the fair value of the market based PBRSUs and the decrease in the projected vesting percentage for the PBRSUs, as well as the decrease in the stock price during 2025.

The Compensation Actually Paid to the PEO increased 127.6% and the Average Compensation Actually Paid to Non-PEO NEOs increased 41.7%, respectively from 2023 to 2024. The increase in Compensation Actually Paid to the PEO is primarily driven by the increase in stock-based compensation following the grant of a management equity incentive plan at the beginning of 2024, as well as an increase in the stock price year over year, as reflected in the TSR increase of 55.8%, despite a Peer Group TSR decrease of 8.0%. Net Loss decreased year over year by 103.2% from 2023 to 2024, primarily due to one-time gains in 2023 related to the Chapter 11 Case recognized, while Revenue increase by 45.8%. The increase in Average Compensation Actually Paid to Non-PEO NEOs was also primarily driven by the increase in stock-based compensation following the grant of a management equity incentive plan at the beginning of 2024 as well as an increase in the stock price year over year. The increase in Average Compensation Actually Paid to Non-PEO NEOs is less than the increase in Average Compensation Actually Paid to the PEO due to forfeitures of 2024 stock awards upon the departure of one Non-PEO NEO during the year.

From 2022 to 2023, Compensation Actually Paid to the PEO increased 594.1% and the Average Compensation Actually Paid to Non-PEO NEOs increased 46.2%, respectively. The increase in Compensation Actually Paid to the PEO is primarily driven by the one-time payments related to a retention program implemented during the Chapter 11 Proceeding to retain key members of the Company’s executive management and an increase in the stock price year over year, as reflected in the NCM TSR increase of 23.7%, reinforced by a Peer Group TSR increase of 13.0%, and Net Income increased year over year by 2548.6% from 2022 to 2023, even though revenue decreased by 33.7%. The increase in Average Compensation Actually Paid to Non-PEO NEOs was primarily driven by the one-time payments related to a retention program implemented during the Chapter 11 Proceeding to retain key members of the Company’s executive management.

The Compensation Actually Paid to the PEO decreased 49.9% and the Average Compensation Actually Paid to Non-PEO NEOs increased 143.2%, respectively from 2021 to 2022. The decline in Compensation Actually Paid to the PEO is primarily driven by the significant decline in the stock price year over year, as reflected in the NCM TSR decrease of 88.1%, reinforced by a Peer Group TSR decrease of 27.8% for 2022. This decrease in Compensation Actually Paid is offset by the improvement within Net Loss year over year of 40.9% and Revenue increase of 117.5% and recognized the efforts of management to successfully weather the extended effects of the COVID-19 pandemic, in spite of the continued headwinds experienced in 2022 related in part to slower than anticipated return of theater attendance and a delay in major motion picture releases. The increase in Average Compensation Actually Paid to Non-PEO NEOs was primarily driven by a change the tenure served by each Non-PEO NEO in 2021, with Mr. Marks, Ms. Hilty and Mr. Ng only serving in their roles for a portion of the year, compared to 2022 when all Non-PEO NEOs served for the full year. Our compensation program is grounded in a pay-for-performance philosophy and designed with equity and cash incentive as a significant component of compensation. A key purpose of executive compensation is to attract, retain, motivate and reward talented executives. However, the severe and continuing effects of the COVID-19 pandemic have dramatically impacted the Company’s financial performance and the price of the Company’s common stock for reasons unrelated to the performance by our management and employees in managing the Company’s business and preserving stockholder value. The Company’s financial performance and the significant decline in its common stock price reflect, among other matters, the temporary closure of a significant portion of the theaters in the Company’s network in compliance with local, state and federal governmental restrictions during 2020 and 2021, and the resulting cessation of substantially all the Company’s revenue generating activities for significant periods of 2020 and 2021; significantly reduced attendance levels as theaters reopened from the beginning of the pandemic and through 2022; delays of major new film releases and releases directly to the home video and streaming channel through 2022; the resulting impact on the Company’s liquidity and founding member’s liquidity; and most recently, the result of the negotiations between the Company and Regal as part of the Cineworld Proceeding.

Our compensation program is grounded in a pay-for-performance philosophy and designed with equity and cash incentive as a significant component of compensation. A key purpose of executive compensation is to attract, retain, motivate and reward talented executives.

Compensation Actually Paid vs. Net Income

The Compensation Actually Paid to the PEO and the Average Compensation Actually Paid to Non-PEO NEOs decreased substantially due to the decrease in the fair value of the market based PBRSUs and the decrease in the projected vesting percentage for the PBRSUs, as well as the decrease in the stock price during 2025.

The Compensation Actually Paid to the PEO increased 127.6% and the Average Compensation Actually Paid to Non-PEO NEOs increased 41.7%, respectively from 2023 to 2024. The increase in Compensation Actually Paid to the PEO is primarily driven by the increase in stock-based compensation following the grant of a management equity incentive plan at the beginning of 2024, as well as an increase in the stock price year over year, as reflected in the TSR increase of 55.8%, despite a Peer Group TSR decrease of 8.0%. Net Loss decreased year over year by 103.2% from 2023 to 2024, primarily due to one-time gains in 2023 related to the Chapter 11 Case recognized, while Revenue increase by 45.8%. The increase in Average Compensation Actually Paid to Non-PEO NEOs was also primarily driven by the increase in stock-based compensation following the grant of a management equity incentive plan at the beginning of 2024 as well as an increase in the stock price year over year. The increase in Average Compensation Actually Paid to Non-PEO NEOs is less than the increase in Average Compensation Actually Paid to the PEO due to forfeitures of 2024 stock awards upon the departure of one Non-PEO NEO during the year.

From 2022 to 2023, Compensation Actually Paid to the PEO increased 594.1% and the Average Compensation Actually Paid to Non-PEO NEOs increased 46.2%, respectively. The increase in Compensation Actually Paid to the PEO is primarily driven by the one-time payments related to a retention program implemented during the Chapter 11 Proceeding to retain key members of the Company’s executive management and an increase in the stock price year over year, as reflected in the NCM TSR increase of 23.7%, reinforced by a Peer Group TSR increase of 13.0%, and Net Income increased year over year by 2548.6% from 2022 to 2023, even though revenue decreased by 33.7%. The increase in Average Compensation Actually Paid to Non-PEO NEOs was primarily driven by the one-time payments related to a retention program implemented during the Chapter 11 Proceeding to retain key members of the Company’s executive management.

The Compensation Actually Paid to the PEO decreased 49.9% and the Average Compensation Actually Paid to Non-PEO NEOs increased 143.2%, respectively from 2021 to 2022. The decline in Compensation Actually Paid to the PEO is primarily driven by the significant decline in the stock price year over year, as reflected in the NCM TSR decrease of 88.1%, reinforced by a Peer Group TSR decrease of 27.8% for 2022. This decrease in Compensation Actually Paid is offset by the improvement within Net Loss year over year of 40.9% and Revenue increase of 117.5% and recognized the efforts of management to successfully weather the extended effects of the COVID-19 pandemic, in spite of the continued headwinds experienced in 2022 related in part to slower than anticipated return of theater attendance and a delay in major motion picture releases. The increase in Average Compensation Actually Paid to Non-PEO NEOs was primarily driven by a change the tenure served by each Non-PEO NEO in 2021, with Mr. Marks, Ms. Hilty and Mr. Ng only serving in their roles for a portion of the year, compared to 2022 when all Non-PEO NEOs served for the full year. Our compensation program is grounded in a pay-for-performance philosophy and designed with equity and cash incentive as a significant component of compensation. A key purpose of executive compensation is to attract, retain, motivate and reward talented executives. However, the severe and continuing effects of the COVID-19 pandemic have dramatically impacted the Company’s financial performance and the price of the Company’s common stock for reasons unrelated to the performance by our management and employees in managing the Company’s business and preserving stockholder value. The Company’s financial performance and the significant decline in its common stock price reflect, among other matters, the temporary closure of a significant portion of the theaters in the Company’s network in compliance with local, state and federal governmental restrictions during 2020 and 2021, and the resulting cessation of substantially all the Company’s revenue generating activities for significant periods of 2020 and 2021; significantly reduced attendance levels as theaters reopened from the beginning of the pandemic and through 2022; delays of major new film releases and releases directly to the home video and streaming channel through 2022; the resulting impact on the Company’s liquidity and founding member’s liquidity; and most recently, the result of the negotiations between the Company and Regal as part of the Cineworld Proceeding.

Our compensation program is grounded in a pay-for-performance philosophy and designed with equity and cash incentive as a significant component of compensation. A key purpose of executive compensation is to attract, retain, motivate and reward talented executives.

Compensation Actually Paid vs. Company Selected Measure

The Compensation Actually Paid to the PEO and the Average Compensation Actually Paid to Non-PEO NEOs decreased substantially due to the decrease in the fair value of the market based PBRSUs and the decrease in the projected vesting percentage for the PBRSUs, as well as the decrease in the stock price during 2025.

The Compensation Actually Paid to the PEO increased 127.6% and the Average Compensation Actually Paid to Non-PEO NEOs increased 41.7%, respectively from 2023 to 2024. The increase in Compensation Actually Paid to the PEO is primarily driven by the increase in stock-based compensation following the grant of a management equity incentive plan at the beginning of 2024, as well as an increase in the stock price year over year, as reflected in the TSR increase of 55.8%, despite a Peer Group TSR decrease of 8.0%. Net Loss decreased year over year by 103.2% from 2023 to 2024, primarily due to one-time gains in 2023 related to the Chapter 11 Case recognized, while Revenue increase by 45.8%. The increase in Average Compensation Actually Paid to Non-PEO NEOs was also primarily driven by the increase in stock-based compensation following the grant of a management equity incentive plan at the beginning of 2024 as well as an increase in the stock price year over year. The increase in Average Compensation Actually Paid to Non-PEO NEOs is less than the increase in Average Compensation Actually Paid to the PEO due to forfeitures of 2024 stock awards upon the departure of one Non-PEO NEO during the year.

From 2022 to 2023, Compensation Actually Paid to the PEO increased 594.1% and the Average Compensation Actually Paid to Non-PEO NEOs increased 46.2%, respectively. The increase in Compensation Actually Paid to the PEO is primarily driven by the one-time payments related to a retention program implemented during the Chapter 11 Proceeding to retain key members of the Company’s executive management and an increase in the stock price year over year, as reflected in the NCM TSR increase of 23.7%, reinforced by a Peer Group TSR increase of 13.0%, and Net Income increased year over year by 2548.6% from 2022 to 2023, even though revenue decreased by 33.7%. The increase in Average Compensation Actually Paid to Non-PEO NEOs was primarily driven by the one-time payments related to a retention program implemented during the Chapter 11 Proceeding to retain key members of the Company’s executive management.

The Compensation Actually Paid to the PEO decreased 49.9% and the Average Compensation Actually Paid to Non-PEO NEOs increased 143.2%, respectively from 2021 to 2022. The decline in Compensation Actually Paid to the PEO is primarily driven by the significant decline in the stock price year over year, as reflected in the NCM TSR decrease of 88.1%, reinforced by a Peer Group TSR decrease of 27.8% for 2022. This decrease in Compensation Actually Paid is offset by the improvement within Net Loss year over year of 40.9% and Revenue increase of 117.5% and recognized the efforts of management to successfully weather the extended effects of the COVID-19 pandemic, in spite of the continued headwinds experienced in 2022 related in part to slower than anticipated return of theater attendance and a delay in major motion picture releases. The increase in Average Compensation Actually Paid to Non-PEO NEOs was primarily driven by a change the tenure served by each Non-PEO NEO in 2021, with Mr. Marks, Ms. Hilty and Mr. Ng only serving in their roles for a portion of the year, compared to 2022 when all Non-PEO NEOs served for the full year. Our compensation program is grounded in a pay-for-performance philosophy and designed with equity and cash incentive as a significant component of compensation. A key purpose of executive compensation is to attract, retain, motivate and reward talented executives. However, the severe and continuing effects of the COVID-19 pandemic have dramatically impacted the Company’s financial performance and the price of the Company’s common stock for reasons unrelated to the performance by our management and employees in managing the Company’s business and preserving stockholder value. The Company’s financial performance and the significant decline in its common stock price reflect, among other matters, the temporary closure of a significant portion of the theaters in the Company’s network in compliance with local, state and federal governmental restrictions during 2020 and 2021, and the resulting cessation of substantially all the Company’s revenue generating activities for significant periods of 2020 and 2021; significantly reduced attendance levels as theaters reopened from the beginning of the pandemic and through 2022; delays of major new film releases and releases directly to the home video and streaming channel through 2022; the resulting impact on the Company’s liquidity and founding member’s liquidity; and most recently, the result of the negotiations between the Company and Regal as part of the Cineworld Proceeding.

Our compensation program is grounded in a pay-for-performance philosophy and designed with equity and cash incentive as a significant component of compensation. A key purpose of executive compensation is to attract, retain, motivate and reward talented executives.

Total Shareholder Return Vs Peer Group

The Compensation Actually Paid to the PEO and the Average Compensation Actually Paid to Non-PEO NEOs decreased substantially due to the decrease in the fair value of the market based PBRSUs and the decrease in the projected vesting percentage for the PBRSUs, as well as the decrease in the stock price during 2025.

The Compensation Actually Paid to the PEO increased 127.6% and the Average Compensation Actually Paid to Non-PEO NEOs increased 41.7%, respectively from 2023 to 2024. The increase in Compensation Actually Paid to the PEO is primarily driven by the increase in stock-based compensation following the grant of a management equity incentive plan at the beginning of 2024, as well as an increase in the stock price year over year, as reflected in the TSR increase of 55.8%, despite a Peer Group TSR decrease of 8.0%. Net Loss decreased year over year by 103.2% from 2023 to 2024, primarily due to one-time gains in 2023 related to the Chapter 11 Case recognized, while Revenue increase by 45.8%. The increase in Average Compensation Actually Paid to Non-PEO NEOs was also primarily driven by the increase in stock-based compensation following the grant of a management equity incentive plan at the beginning of 2024 as well as an increase in the stock price year over year. The increase in Average Compensation Actually Paid to Non-PEO NEOs is less than the increase in Average Compensation Actually Paid to the PEO due to forfeitures of 2024 stock awards upon the departure of one Non-PEO NEO during the year.

From 2022 to 2023, Compensation Actually Paid to the PEO increased 594.1% and the Average Compensation Actually Paid to Non-PEO NEOs increased 46.2%, respectively. The increase in Compensation Actually Paid to the PEO is primarily driven by the one-time payments related to a retention program implemented during the Chapter 11 Proceeding to retain key members of the Company’s executive management and an increase in the stock price year over year, as reflected in the NCM TSR increase of 23.7%, reinforced by a Peer Group TSR increase of 13.0%, and Net Income increased year over year by 2548.6% from 2022 to 2023, even though revenue decreased by 33.7%. The increase in Average Compensation Actually Paid to Non-PEO NEOs was primarily driven by the one-time payments related to a retention program implemented during the Chapter 11 Proceeding to retain key members of the Company’s executive management.

The Compensation Actually Paid to the PEO decreased 49.9% and the Average Compensation Actually Paid to Non-PEO NEOs increased 143.2%, respectively from 2021 to 2022. The decline in Compensation Actually Paid to the PEO is primarily driven by the significant decline in the stock price year over year, as reflected in the NCM TSR decrease of 88.1%, reinforced by a Peer Group TSR decrease of 27.8% for 2022. This decrease in Compensation Actually Paid is offset by the improvement within Net Loss year over year of 40.9% and Revenue increase of 117.5% and recognized the efforts of management to successfully weather the extended effects of the COVID-19 pandemic, in spite of the continued headwinds experienced in 2022 related in part to slower than anticipated return of theater attendance and a delay in major motion picture releases. The increase in Average Compensation Actually Paid to Non-PEO NEOs was primarily driven by a change the tenure served by each Non-PEO NEO in 2021, with Mr. Marks, Ms. Hilty and Mr. Ng only serving in their roles for a portion of the year, compared to 2022 when all Non-PEO NEOs served for the full year. Our compensation program is grounded in a pay-for-performance philosophy and designed with equity and cash incentive as a significant component of compensation. A key purpose of executive compensation is to attract, retain, motivate and reward talented executives. However, the severe and continuing effects of the COVID-19 pandemic have dramatically impacted the Company’s financial performance and the price of the Company’s common stock for reasons unrelated to the performance by our management and employees in managing the Company’s business and preserving stockholder value. The Company’s financial performance and the significant decline in its common stock price reflect, among other matters, the temporary closure of a significant portion of the theaters in the Company’s network in compliance with local, state and federal governmental restrictions during 2020 and 2021, and the resulting cessation of substantially all the Company’s revenue generating activities for significant periods of 2020 and 2021; significantly reduced attendance levels as theaters reopened from the beginning of the pandemic and through 2022; delays of major new film releases and releases directly to the home video and streaming channel through 2022; the resulting impact on the Company’s liquidity and founding member’s liquidity; and most recently, the result of the negotiations between the Company and Regal as part of the Cineworld Proceeding.

Our compensation program is grounded in a pay-for-performance philosophy and designed with equity and cash incentive as a significant component of compensation. A key purpose of executive compensation is to attract, retain, motivate and reward talented executives.

Tabular List, Table	The Company has also identified the following four financial performance measures, that in the Company's assessment, represent the most important performance measures used to link compensation for our NEOs to Company performance in fiscal 2025, as defined above:
o
AOIBDA
o
Free Cash Flow
o
Unlevered Free Cash Flow per Share
o
Total Shareholder Value

Total Shareholder Return Amount	$ 11.1	18.7	12	9.7	81.7
Peer Group Total Shareholder Return Amount	126.3	102.6	111.5	98.7	136.6
Net Income (Loss)	$ (10,600,000)	$ (22,400,000)	$ 705,200,000	$ (28,800,000)	$ (48,700,000)
Company Selected Measure Amount	243,200,000	240,800,000	165,200,000	249,200,000	114,600,000
Measure:: 1
Pay vs Performance Disclosure
Name	AOIBDA
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Unlevered Free Cash Flow per Share
Measure:: 4
Pay vs Performance Disclosure
Name	Total Shareholder Value
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,155,442)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,000,005)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	520,056
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,965,511)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(704,806)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,176)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,687,160)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(600,002)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	309,824
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,228,334)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(168,648)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0